UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.   20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc.
Phone: (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal  Morris Township, New Jersey  January 14, 2013
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the Holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         124

Form 13F Information Table Value Total:         $2,956,659


                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
1.         28-7176                   Honeywell Capital Management LLC

                                   13F REPORT
                               December 31, 2012
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.


   COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4     COLUMN 5               COLUMN 6    COLUMN 7           COLUMN 8
                           TITLE       CUSIP       VALUE       SHRS OR    SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER             OF CLASS    NUMBER     (x$1000)     PRN AMT    PRN  CALL  DISCRETION   MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
COVIDIEN PLC                  SHS      G2554F113  $    22,192     384,350  SH   N/A   DEFINED     DEFINED      384,350
EATON CORP PLC                SHS      G29183103  $    32,303     596,000  SH   N/A   DEFINED     DEFINED      596,000
CHECK POINT SOFTWARE
TECH LT                       ORD      M22465104  $    16,798     352,600  SH   N/A   DEFINED     DEFINED      352,600
AT&T INC                      COM      00206R102  $    46,756   1,387,000  SH   N/A   DEFINED     DEFINED    1,387,000
ABBOTT LAB                    COM      002824100  $    11,790     180,000  SH   N/A   DEFINED     DEFINED      180,000
AIR PROD & CHEM INC           COM      009158106  $    29,424     350,200  SH   N/A   DEFINED     DEFINED      350,200
ALLEGHENY TECHNOLOGIES
INC                           COM      01741R102  $     8,258     272,000  SH   N/A   DEFINED     DEFINED      272,000
ALLERGAN INC                  COM      018490102  $    28,913     315,200  SH   N/A   DEFINED     DEFINED      315,200
ALTERA CORP                   COM      021441100  $    12,079     350,718  SH   N/A   DEFINED     DEFINED      350,718
ALTRIA GROUP INC              COM      02209S103  $     9,583     305,000  SH   N/A   DEFINED     DEFINED      305,000
AMERICAN INTERNATIONAL
GROUP INC                     COM      026874784  $    21,321     604,000  SH   N/A   DEFINED     DEFINED      604,000
AMERISOURCEBERGEN CORP        COM      03073E105  $    25,476     590,000  SH   N/A   DEFINED     DEFINED      590,000
AMERIPRISE FINL INC           COM      03076C106  $    15,783     252,000  SH   N/A   DEFINED     DEFINED      252,000
APACHE CORP                   COM      037411105  $    19,060     242,800  SH   N/A   DEFINED     DEFINED      242,800
APPLE INC                     COM      037833100  $   101,755     190,900  SH   N/A   DEFINED     DEFINED      190,900
BB&T CORP                     COM      054937107  $     4,367     150,000  SH   N/A   DEFINED     DEFINED      150,000
BE AEROSPACE INC              COM      073302101  $   296,400   6,000,000  SH   N/A   DEFINED     DEFINED    6,000,000
BEAM INC                      COM      073730103  $    17,863     292,400  SH   N/A   DEFINED     DEFINED      292,400
BEMIS CO INC                  COM      081437105  $     9,352     279,500  SH   N/A   DEFINED     DEFINED      279,500
BERKSHIRE HATHAWAYINC DEL  CL B NEW    084670702  $    38,894     433,600  SH   N/A   DEFINED     DEFINED      433,600
BLACKROCK INC                 COM      09247X101  $    19,493      94,300  SH   N/A   DEFINED     DEFINED       94,300
BLACKSTONE GROUP LP
COMMON UNITS                  COM      09253U108  $    33,975   2,179,300  SH   N/A   DEFINED     DEFINED    2,179,300
BOEING CO                     COM      097023105  $    34,289     455,000  SH   N/A   DEFINED     DEFINED      455,000
BORG WARNER INC               COM      099724106  $    15,900     222,000  SH   N/A   DEFINED     DEFINED      222,000
BRISTOL MYERS SQUIBB CO       COM      110122108  $     4,889     150,000  SH   N/A   DEFINED     DEFINED      150,000
BROADCOM CORP                CL A      111320107  $    22,762     685,400  SH   N/A   DEFINED     DEFINED      685,400
CMS ENERGY CORP               COM      125896100  $     4,145     170,000  SH   N/A   DEFINED     DEFINED      170,000
CVS CAREMARK CORP             COM      126650100  $    38,733     801,100  SH   N/A   DEFINED     DEFINED      801,100
CAMERON INTL CORP             COM      13342B105  $    19,592     347,000  SH   N/A   DEFINED     DEFINED      347,000
CAP 1 FNCL                    COM      14040H105  $    22,141     382,200  SH   N/A   DEFINED     DEFINED      382,200
CARDINAL HLTH INC             COM      14149Y108  $    11,548     280,419  SH   N/A   DEFINED     DEFINED      280,419
CAREFUSION CORP               COM      14170T101  $     1,958      68,515  SH   N/A   DEFINED     DEFINED       68,515
CATERPILLAR INC               COM      149123101  $    11,198     125,000  SH   N/A   DEFINED     DEFINED      125,000
CELGENE CORP                  COM      151020104  $    21,081     267,800  SH   N/A   DEFINED     DEFINED      267,800
CHEVRON CORP                  COM      166764100  $    58,774     543,500  SH   N/A   DEFINED     DEFINED      543,500
CISCO SYSTEMS INC             COM      17275R102  $    31,244   1,590,000  SH   N/A   DEFINED     DEFINED    1,590,000
CITIGROUP INC               COM NEW    172967424  $    20,579     520,200  SH   N/A   DEFINED     DEFINED      520,200
CLIFFS NATURAL RESOURCES
INC                           COM      18683K101  $     7,712     200,000  SH   N/A   DEFINED     DEFINED      200,000
COCA COLA CO                  COM      191216100  $     3,712     102,400  SH   N/A   DEFINED     DEFINED      102,400
COCA-COLA ENTERPRISES INC
NE                            COM      19122T109  $    16,044     505,650  SH   N/A   DEFINED     DEFINED      505,650
COLGATE-PALMOLIVE CO COM      COM      194162103  $    18,378     175,800  SH   N/A   DEFINED     DEFINED      175,800
COMCAST CORP NEW             CL A      20030N101  $    23,314     623,700  SH   N/A   DEFINED     DEFINED      623,700
CONS EDISON INC               COM      209115104  $     9,497     171,000  SH   N/A   DEFINED     DEFINED      171,000
DANAHER CORP                  COM      235851102  $    25,781     461,200  SH   N/A   DEFINED     DEFINED      461,200
DELL INC                      COM      24702R101  $    12,561   1,240,000  SH   N/A   DEFINED     DEFINED    1,240,000
WALT DISNEY CO                COM      254687106  $    24,532     492,700  SH   N/A   DEFINED     DEFINED      492,700
DISCOVERY COMMUNICATNS
NEW                        COM SER A   25470F104  $    12,256     193,065  SH   N/A   DEFINED     DEFINED      193,065
DOLLAR GEN CORP NEW           COM      256677105  $    23,094     523,800  SH   N/A   DEFINED     DEFINED      523,800
DUKE ENERGY CORP NEW        COM NEW    26441C204  $    20,863     327,000  SH   N/A   DEFINED     DEFINED      327,000
EMC CORP                      COM      268648102  $    23,010     909,500  SH   N/A   DEFINED     DEFINED      909,500
EMERSON ELECTRIC CO           COM      291011104  $     5,296     100,000  SH   N/A   DEFINED     DEFINED      100,000
ENERGIZER HLDGS INC           COM      29266R108  $     9,494     118,700  SH   N/A   DEFINED     DEFINED      118,700
EXELON CORP                   COM      30161N101  $    10,495     352,900  SH   N/A   DEFINED     DEFINED      352,900
EXPRESS SCRIPTS HLDG CO       COM      30219G108  $    27,162     503,000  SH   N/A   DEFINED     DEFINED      503,000
EXXON MOBIL CORP              COM      30231G102  $    87,840   1,014,900  SH   N/A   DEFINED     DEFINED    1,014,900
FIDELITY NATL
INFORMATION SV                COM      31620M106  $    10,896     313,000  SH   N/A   DEFINED     DEFINED      313,000
FORD MTR CO DEL          COM PAR $0.01 345370860  $    21,567   1,665,400  SH   N/A   DEFINED     DEFINED    1,665,400
FREEPORT-MCMORAN COPPER
& GOLD INC                    COM      35671D857  $    10,328     302,000  SH   N/A   DEFINED     DEFINED      302,000
GENERAL ELECTRIC CO           COM      369604103  $    43,433   2,069,200  SH   N/A   DEFINED     DEFINED    2,069,200
GLAXOSMITHKLINE PLC      SPONSORED ADR 37733W105  $    29,620     681,400  SH   N/A   DEFINED     DEFINED      681,400
GOLDMAN SACHS GROUP INC       COM      38141G104  $    11,480      90,000  SH   N/A   DEFINED     DEFINED       90,000
GOOGLE INC                   CL A      38259P508  $    35,327      49,800  SH   N/A   DEFINED     DEFINED       49,800
HALLIBURTON CO                COM      406216101  $    10,407     300,000  SH   N/A   DEFINED     DEFINED      300,000
HEALTH CARE REIT INC          COM      42217K106  $     6,129     100,000  SH   N/A   DEFINED     DEFINED      100,000
INFORMATICA CORP              COM      45666Q102  $    15,281     504,000  SH   N/A   DEFINED     DEFINED      504,000
INTEL CORP                    COM      458140100  $    22,837   1,107,000  SH   N/A   DEFINED     DEFINED    1,107,000
INTERCONTINENTALEXCHANGE
INC                           COM      45865V100  $    18,572     150,000  SH   N/A   DEFINED     DEFINED      150,000
JPMORGAN CHASE & CO           COM      46625H100  $    61,620   1,401,400  SH   N/A   DEFINED     DEFINED    1,401,400
JOHNSON & JOHNSON             COM      478160104  $    43,777     624,500  SH   N/A   DEFINED     DEFINED      624,500
JOY GLOBAL INC                COM      481165108  $    13,585     213,000  SH   N/A   DEFINED     DEFINED      213,000
KRAFT FOODS GROUP INC         COM      50076Q106  $    13,550     298,000  SH   N/A   DEFINED     DEFINED      298,000
LAS VEGAS SANDS CORP          COM      517834107  $    17,675     382,900  SH   N/A   DEFINED     DEFINED      382,900
MC DONALDS CORP               COM      580135101  $    44,370     503,000  SH   N/A   DEFINED     DEFINED      503,000
METLIFE INC                   COM      59156R108  $    23,328     708,200  SH   N/A   DEFINED     DEFINED      708,200
MICROSOFT CORP                COM      594918104  $    40,132   1,501,400  SH   N/A   DEFINED     DEFINED    1,501,400
MICROCHIP TECHNOLOGY INC      COM      595017104  $     8,864     272,000  SH   N/A   DEFINED     DEFINED      272,000
MICRON TECH INC               COM      595112103  $    11,246   1,771,000  SH   N/A   DEFINED     DEFINED    1,771,000
MONDELEZ INTL INC             COM      609207105  $    26,616   1,045,000  SH   N/A   DEFINED     DEFINED    1,045,000
MONSANTO CO NEW               COM      61166W101  $    17,453     184,400  SH   N/A   DEFINED     DEFINED      184,400
MOSAIC CO NEW                 COM      61945C103  $    10,930     193,000  SH   N/A   DEFINED     DEFINED      193,000
NASDAQ OMX GROUP              COM      631103108  $    12,572     502,691  SH   N/A   DEFINED     DEFINED      502,691
NETAPP INC                    COM      64110D104  $    17,674     526,800  SH   N/A   DEFINED     DEFINED      526,800
NEXTERA ENERGY INC            COM      65339F101  $    39,625     572,700  SH   N/A   DEFINED     DEFINED      572,700
NIKE INC                     CL B      654106103  $    29,102     564,000  SH   N/A   DEFINED     DEFINED      564,000
NORFOLK SOUTHN CORP           COM      655844108  $     7,421     120,000  SH   N/A   DEFINED     DEFINED      120,000
NORTHEAST UTILITIES           COM      664397106  $    21,576     552,100  SH   N/A   DEFINED     DEFINED      552,100
NUANCE COMMUNICATIONS INC     COM      67020Y100  $    11,448     512,900  SH   N/A   DEFINED     DEFINED      512,900
OCCIDENTAL PETROLEUM          COM      674599105  $    21,819     284,800  SH   N/A   DEFINED     DEFINED      284,800
ORACLE CORP                   COM      68389X105  $    25,077     752,600  SH   N/A   DEFINED     DEFINED      752,600
PNC FINANCIAL SERVICES
GROUP                         COM      693475105  $    31,254     536,000  SH   N/A   DEFINED     DEFINED      536,000
PARKER-HANNIFIN CORP          COM      701094104  $    10,207     120,000  SH   N/A   DEFINED     DEFINED      120,000
PEPSICO INC                   COM      713448108  $    37,500     548,000  SH   N/A   DEFINED     DEFINED      548,000
PFIZER INC                    COM      717081103  $    47,903   1,910,000  SH   N/A   DEFINED     DEFINED    1,910,000
PHILIP MORRIS INTL INC        COM      718172109  $    43,493     520,000  SH   N/A   DEFINED     DEFINED      520,000
PRICELINE COM INC           COM NEW    741503403  $    16,710      26,900  SH   N/A   DEFINED     DEFINED       26,900
PROCTER & GAMBLE              COM      742718109  $    17,210     253,500  SH   N/A   DEFINED     DEFINED      253,500
PRUDENTIAL FINL INC           COM      744320102  $    19,823     371,700  SH   N/A   DEFINED     DEFINED      371,700
QUALCOMM INC                  COM      747525103  $    39,203     632,100  SH   N/A   DEFINED     DEFINED      632,100
QUESTAR CORP                  COM      748356102  $    11,046     559,000  SH   N/A   DEFINED     DEFINED      559,000
RAYONIER INC                  COM      754907103  $     7,412     143,000  SH   N/A   DEFINED     DEFINED      143,000
SCHLUMBERGER LTD              COM      806857108  $    29,552     426,500  SH   N/A   DEFINED     DEFINED      426,500
SHIRE PLC                SPONSORED ADR 82481R106  $    14,518     157,500  SH   N/A   DEFINED     DEFINED      157,500
SOUTHWESTERN ENERGY CO        COM      845467109  $    20,434     611,600  SH   N/A   DEFINED     DEFINED      611,600
SPECTRA ENERGY CORP           COM      847560109  $     4,107     150,000  SH   N/A   DEFINED     DEFINED      150,000
STARBUCKS CORP                COM      855244109  $    26,531     494,800  SH   N/A   DEFINED     DEFINED      494,800
STARWOOD HOTELS & RESORTS
WRLD                          COM      85590A401  $    15,510     270,400  SH   N/A   DEFINED     DEFINED      270,400
STERICYCLE INC                COM      858912108  $    16,276     174,499  SH   N/A   DEFINED     DEFINED      174,499
SYMANTEC CORP                 COM      871503108  $    15,917     846,200  SH   N/A   DEFINED     DEFINED      846,200
THERMO FISHER CORP            COM      883556102  $    22,004     345,000  SH   N/A   DEFINED     DEFINED      345,000
ADR TOTAL SA             SPONSORED ADR 89151E109  $     8,790     169,000  SH   N/A   DEFINED     DEFINED      169,000
TRAVELERS COS INC             COM      89417E109  $     6,442      89,700  SH   N/A   DEFINED     DEFINED       89,700
ULTRA PETE CORP               COM      903914109  $     6,683     368,600  SH   N/A   DEFINED     DEFINED      368,600
UNILEVER N V              N Y SHS NEW  904784709  $     5,745     150,000  SH   N/A   DEFINED     DEFINED      150,000
UNION PAC CORP                COM      907818108  $    22,127     176,000  SH   N/A   DEFINED     DEFINED      176,000
UNITED PARCEL SVC INC        CL B      911312106  $    33,650     456,400  SH   N/A   DEFINED     DEFINED      456,400
UNITED TECHNOLOGIES CORP      COM      913017109  $    42,604     519,500  SH   N/A   DEFINED     DEFINED      519,500
UNVL HEALTH SERVICES INC     CL B      913903100  $    21,516     445,000  SH   N/A   DEFINED     DEFINED      445,000
VERIZON COMMUNICATIONS        COM      92343V104  $     4,327     100,000  SH   N/A   DEFINED     DEFINED      100,000
VIACOM INC NEW               CL B      92553P201  $     9,757     185,000  SH   N/A   DEFINED     DEFINED      185,000
VISA INC                   COM CL A    92826C839  $    21,145     139,500  SH   N/A   DEFINED     DEFINED      139,500
WALGREEN CO                   COM      931422109  $     5,552     150,000  SH   N/A   DEFINED     DEFINED      150,000
WASTE MGMT INC DEL            COM      94106L109  $    14,846     440,000  SH   N/A   DEFINED     DEFINED      440,000
WELLS FARGO & CO NEW          COM      949746101  $    36,812   1,077,000  SH   N/A   DEFINED     DEFINED    1,077,000
WHITING PETE CORP             COM      966387102  $    13,011     300,000  SH   N/A   DEFINED     DEFINED      300,000
                                                  $ 2,956,659  65,105,907
